UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04492
MFS SERIES TRUST X
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
July 31*
Date of reporting period:
July 31, 2024
*This Form N-CSR pertains only to the following series of the Registrant: MFS Emerging Markets Debt Fund. Each remaining series of the Registrant has a fiscal year end other than July 31.
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Emerging Markets
Debt Fund
Class A-MEDAX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$111	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class A shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.35%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class A over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
A without sales charge	9.35%*	0.92%	2.42%
A with initial sales charge (4.25%)	4.70%	0.04%	1.98%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.46%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/a for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDA-ANN

MFS® Emerging Markets
Debt Fund
Class B-MEDBX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
B	$189	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class B shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.62%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class B over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
B without sales charge	8.62%*	0.18%	1.67%
B with CDSC (declining over six years from 4% to 0%)×	4.62%	(0.15)%	1.67%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 6.25%.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/b for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDB-ANN

MFS® Emerging Markets
Debt Fund
Class C-MEDCX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$189	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class C shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.53%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class C over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
C without sales charge	8.53%*	0.17%	1.66%
C with CDSC (1% for 12 months)×	7.53%	0.17%	1.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
×	Assuming redemption at the end of the applicable period.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.44%.
CDSC – Contingent Deferred Sales Charge.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/c for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDC-ANN

MFS® Emerging Markets
Debt Fund
Class I-MEDIX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I	$85	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class I shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.63%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class I over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
I without sales charge	9.63%	1.17%	2.68%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.

Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/i for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDI-ANN

MFS® Emerging Markets
Debt Fund
Class R1-MEDDX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R1	$189	1.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R1 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 8.53%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R1 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R1 without sales charge	8.53%*	0.16%	1.66%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 8.72%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r1 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR1-ANN

MFS® Emerging Markets
Debt Fund
Class R2-MEDEX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R2	$137	1.31%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R2 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.07%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R2 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R2 without sales charge	9.07%*	0.68%	2.17%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.17%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r2 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR2-ANN

MFS® Emerging Markets
Debt Fund
Class R3-MEDFX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R3	$111	1.06%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R3 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.35%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R3 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R3 without sales charge	9.35%*	0.93%	2.43%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.45%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r3 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR3-ANN

MFS® Emerging Markets
Debt Fund
Class R4-MEDGX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R4	$85	0.81%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R4 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.71%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R4 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R4 without sales charge	9.71%*	1.18%	2.68%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.63%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r4 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR4-ANN

MFS® Emerging Markets
Debt Fund
Class R6-MEDHX
Annual Shareholder Report
This annual shareholder report contains important information about MFS Emerging Markets Debt Fund for the period of August 1, 2023 to July 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$73	0.70%
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended July 31, 2024, Class R6 shares of the MFS Emerging Markets Debt Fund (fund) provided a total return of 9.75%, at net asset value. This compares with a return of 9.18% for the fund’s benchmark, the JPMorgan Emerging Markets Bond Index Global Diversified.
  As inflation moderated around the globe during the reporting period, several major central banks began to ease monetary policy.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. The US sought to restrict the flow of advanced technologies to China and China looked to use its industrial overcapacity to increase exports to developed markets to bolster its slow-growing domestic economy.
  Global equity markets reached record levels toward the end of the period as they withstood the adversity of the unsettled geopolitical climate and higher interest rate environment amidst optimism over wide-scale adoption of artificial intelligence. However, markets fell back a bit amid concerns over excessive valuations and slowing economic growth.
  Top contributors to performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    Favorable bond selection within Oman, Kazakhstan and Egypt contributed to relative returns.
    The fund's overweight exposure to Venezuela and underweight exposures to Panama and the Philippines supported relative performance.
  Top detractors from performance relative to the JPMorgan Emerging Markets Bond Index Global Diversified:
    The fund's exposure to US bonds, for which the benchmark has no exposure, held back relative returns.
    Weak bond selection within Argentina also hurt relative performance.
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Class R6 over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance. This graph includes the deduction of the maximum applicable sales charge, if any.
Average Annual Total Returns through 7/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown, both with (if any) and without sales charges. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
R6 without sales charge	9.75%*	1.28%	2.78%
Comparative Benchmark(s)
JPMorgan Emerging Markets Bond Index Global Diversified ∆	9.18%	0.10%	2.75%
∆	Source: FactSet Research Systems Inc.
*	If the 1-year without sales charge return included adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles, the return would be 9.84%.
Notes to Fund Performance
Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund’s performance results would be less favorable.
From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
Visit mfs.com/perf/r6 for more recent performance information.
FUND STATISTICS AS OF 7/31/24
Net Assets ($):	7,165,348,054	Average Effective Maturity (yrs):	10.9
Total Number of Holdings:	473	Average Effective Duration (yrs):	6.8
Total Management Fee ($)#:	44,460,244
Portfolio Turnover Rate (%):	58
♯ Includes the effect of any management fee waivers.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/24)
Portfolio structure
Fixed Income	93.3%
Money Market Funds	6.7%
Equities	0.0%
Issuer country weightings
United States	11.4%
Mexico	4.7%
Chile	4.5%
Turkey	4.3%
Brazil	4.0%
India	3.9%
Oman	3.8%
Saudi Arabia	3.6%
Dominican Republic	3.4%
Other Countries	56.4%
Composition including fixed income credit quality
AA	3.5%
A	9.6%
BBB	23.0%
BB	30.5%
B	16.1%
CCC	4.5%
CC	0.2%
C	0.8%
D	0.6%
U.S. Government	4.5%
Not Rated	0.0%
Non-Fixed Income	0.0%
Money Market Funds	6.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
EMDR6-ANN

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

The Registrant has adopted a Code of Ethics (the “Code”) pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant’s principal executive officer and principal financial and accounting officer. During the period covered by this report, the Registrant has not amended any provision in the Code that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code. David L. DiLorenzo (Principal Executive Officer) and James O. Yost (Principal Financial Officer) were the two persons covered by the Code prior to April 1, 2024. Beginning April 1, 2024, David L. DiLorenzo (Principal Executive Officer) and Kasey L. Phillips (Principal Financial Officer) are the two persons covered by the Code.

A copy of the Code is attached hereto as EX-99.COE.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Steven E. Buller and Clarence Otis, Jr., members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of “audit committee financial expert” as such term is defined in Form N-CSR. In addition, Messrs. Buller and Otis are “independent” members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Items 4(a) through 4(d) and 4(g):

The Board of Trustees has appointed Ernst & Young LLP (“E&Y”) to serve as independent accountants to each series of the Registrant. The tables below set forth the audit fees billed to the series of the Registrant with a fiscal year end of July 31st (the "Fund") as well as fees for non-audit services provided to the Fund and/or to the Fund’s investment adviser, Massachusetts Financial Services Company (“MFS”), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund (“MFS Related Entities”).

For the fiscal years ended July 31, 2024 and 2023, audit fees billed to the Fund by E&Y were as follows:

Fees billed by E&Y:		Audit Fees
	2024	2023
MFS Emerging Markets Debt Fund	75,557	72,889

For the fiscal years ended July 31, 2024 and 2023, fees billed by E&Y for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS Emerging Markets	0	0	267	259	0	0
Debt Fund

Fees billed by E&Y:	Audit-Related Fees1		Tax Fees2		All Other Fees3
	2024	2023	2024	2023	2024	2023
To MFS and MFS Related
Entities of MFS Emerging	0	0	0	0	3,600	3,600
Markets Debt Fund*

Fees billed by E&Y:			Aggregate Fees for Non-audit Services
			2024		2023
To MFS Emerging Markets Debt Fund, MFS			229,807		228,609
and MFS Related Entities#

*This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Funds (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).

# This amount reflects the aggregate fees billed by E&Y for non-audit services rendered to the Funds and for non-audit services rendered to MFS and the MFS Related Entities.

1 The fees included under “Audit-Related Fees” are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under ‘‘Audit Fees,’’ including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.

2 The fees included under “Tax Fees” are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.

3 The fees included under “All Other Fees” are fees for products and services provided by E&Y other than those reported under “Audit Fees,” “Audit-Related Fees” and “Tax Fees”.

Item 4(e)(1):

Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services:

To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Fund and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

Item 4(e)(2):

None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

Item 4(f):

Not applicable.

Item 4(h):

The Registrant’s Audit Committee has considered whether the provision by a Registrant’s independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant’s principal auditors.

Item 4(i):

Not applicable.

Item 4(j):

Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Emerging Markets Debt Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Emerging Markets Debt Fund
Portfolio of Investments − 7/31/24
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by jurisdiction.
Issuer		Shares/Par	Value ($)
Bonds – 92.3%
Albania – 0.3%
Republic of Albania, 5.9%, 6/09/2028	EUR	10,663,000	$ 11,874,530
Republic of Albania, 3.5%, 11/23/2031		8,478,000	8,326,048
			$20,200,578
Angola – 1.6%
Republic of Angola, 8.75%, 4/14/2032 (n)		$24,759,000	$ 22,129,594
Republic of Angola, 8.75%, 4/14/2032		4,300,000	3,843,340
Republic of Angola, 9.375%, 5/08/2048 (n)		500,000	420,000
Republic of Angola, 9.375%, 5/08/2048		30,916,000	25,969,440
Republic of Angola, 9.125%, 11/26/2049 (n)		391,000	322,200
Republic of Angola, 9.125%, 11/26/2049		79,515,000	65,523,540
			$118,208,114
Argentina – 1.7%
Republic of Argentina, 4.125%, 7/09/2035		$98,347,000	$ 41,049,173
Republic of Argentina, 5%, 1/09/2038		73,897,000	33,881,186
Republic of Argentina, 3.5%, 7/09/2041		114,473,000	45,246,537
SCC Power PLC, 8%, 12/31/2028 (n)		6,882,931	2,839,209
SCC Power PLC, 4%, 5/17/2032 (n)		3,890,751	562,214
			$123,578,319
Azerbaijan – 0.6%
Republic of Azerbaijan, 3.5%, 9/01/2032		$24,789,000	$ 21,490,551
Southern Gas Corridor CJSC (Republic of Azerbaijan), 6.875%, 3/24/2026		23,370,000	23,568,645
			$45,059,196
Bahrain – 0.2%
Gulf International Bank (Kingdom of Bahrain), 5.75%, 6/05/2029		$12,591,000	$ 12,818,444
Benin – 0.4%
Republic of Benin, 4.875%, 1/19/2032	EUR	9,902,000	$ 9,096,917
Republic of Benin, 4.95%, 1/22/2035		8,295,000	7,149,627
Republic of Benin, 7.96%, 2/13/2038 (n)		$15,301,000	14,249,056
Republic of Benin, 7.96%, 2/13/2038		1,600,000	1,490,000
			$31,985,600
Bermuda – 0.7%
Government of Bermuda, 2.375%, 8/20/2030 (n)		$16,826,000	$ 14,271,813
Government of Bermuda, 2.375%, 8/20/2030		7,333,000	6,219,851
Government of Bermuda, 5%, 7/15/2032 (n)		15,892,000	15,478,808
Government of Bermuda, 5%, 7/15/2032		700,000	681,800
Government of Bermuda, 3.375%, 8/20/2050 (n)		15,484,000	10,753,638
Government of Bermuda, 3.375%, 8/20/2050		2,100,000	1,458,450
			$48,864,360
EMDFS-ANN

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Brazil – 4.0%
Aegea Finance S.à r.l., 9%, 1/20/2031 (n)		$18,574,000	$ 19,592,970
Ambipar Lux S.à r.l., 9.875%, 2/06/2031 (n)		9,703,000	9,518,369
Federative Republic of Brazil, 10%, 1/01/2025	BRL	88,983,000	15,671,318
Federative Republic of Brazil, 10%, 1/01/2027		188,642,000	32,172,538
Federative Republic of Brazil, 10%, 1/01/2029		194,585,000	32,291,868
Federative Republic of Brazil, 6.125%, 1/22/2032		$14,469,000	14,380,266
Federative Republic of Brazil, 6.125%, 3/15/2034		7,541,000	7,415,389
Federative Republic of Brazil, 7.125%, 5/13/2054		7,280,000	7,171,712
FS Luxembourg S.à r.l., 8.875%, 2/12/2031 (n)		17,693,000	17,363,253
Hidrovias International Finance S.à r.l., 4.95%, 2/08/2031		9,911,000	8,194,770
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031 (n)		10,760,702	9,958,124
MC Brazil Downstream Trading S.à r.l., 7.25%, 6/30/2031		11,995,016	11,100,377
Minerva Luxembourg S.A., 8.875%, 9/13/2033 (n)		14,899,000	15,713,558
Raizen Fuels Finance S.A., 6.45%, 3/05/2034 (n)		10,728,000	11,103,695
Raizen Fuels Finance S.A., 6.95%, 3/05/2054 (n)		6,658,000	6,877,121
Raizen Fuels Finance S.A., 6.95%, 3/05/2054		1,700,000	1,755,949
Samarco Mineracao S.A., 9% PIK to 12/30/2025, (4% Cash + 5% PIK) to 12/30/2026, (5.5% Cash + 3.5% PIK) to 12/30/2027, 9.25% Cash to 12/30/2029, 9.5% Cash to 6/30/2031 (p)		23,424,972	21,702,492
Trident Energy Finance PLC, 12.5%, 11/30/2029 (n)		11,589,000	12,040,971
Vale Overseas Ltd., 6.4%, 6/28/2054		14,584,000	14,562,561
Yinson Boronia Production B.V., 8.947%, 7/31/2042 (n)		17,415,000	17,656,546
			$286,243,847
Bulgaria – 0.5%
Bulgarian Energy Holdings, 2.45%, 7/22/2028	EUR	22,317,000	$ 21,710,456
Republic of Bulgaria, 4.875%, 5/13/2036		9,371,000	10,917,609
			$32,628,065
Chile – 4.5%
AES Andes S.A., 8.15% to 6/10/2030, FLR (CMT - 5yr. + 3.835%) to 6/10/2035, FLR (CMT - 5yr. + 4.085%) to 6/10/2050, FLR (CMT - 5yr. + 4.835%) to 6/10/2055 (n)		$17,889,000	$ 18,262,451
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079 (n)		1,681,000	1,660,322
AES Gener S.A., 6.35% to 4/07/2025, FLR (CMT - 5yr. + 4.917%) to 4/07/2030, FLR (CMT - 5yr. + 5.167%) to 4/07/2045, FLR (CMT - 5yr. + 5.917%) to 10/07/2079		8,899,000	8,789,532
Agrosuper S.A., 4.6%, 1/20/2032		4,865,000	4,327,789
Agrosuper S.A., 4.6%, 1/20/2032 (n)		1,157,000	1,029,240
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051 (n)		12,245,938	9,255,686
Alfa Desarrollo S.p.A., 4.55%, 9/27/2051		6,613,978	4,998,956
Antofagasta PLC, 6.25%, 5/02/2034 (n)		17,054,000	17,728,503
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)		11,434,000	11,288,485
Banco del Estado de Chile, 2.704%, 1/09/2025		10,798,000	10,660,579
Banco del Estado de Chile, 7.95% to 5/02/2029, FLR (CMT - 5yr. + 3.228%) to 11/02/2172 (n)		12,745,000	13,207,669
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033 (n)		10,122,850	10,335,430
Chile Electricity Lux MPC S.à r.l., 6.01%, 1/20/2033		8,644,470	8,826,004
Chile Electricity PEC S.p.A., 0%, 1/25/2028		7,022,322	5,617,371
Codelco, Inc. (Republic of Chile), 5.95%, 1/08/2034		1,900,000	1,929,309
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036 (n)		11,082,000	11,585,353
Codelco, Inc. (Republic of Chile), 6.44%, 1/26/2036		800,000	836,337
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032 (n)		10,096,000	8,878,132
Compania Cervecerias Unidas S.A., 3.35%, 1/19/2032		3,996,000	3,513,967
Corporación Nacional del Cobre de Chile, 5.95%, 1/08/2034 (n)		37,442,000	38,019,582
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029 (n)		1,484,000	1,466,839
Empresa Nacional del Petroleo (Republic of Chile), 5.25%, 11/06/2029		16,094,000	15,907,894

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chile – continued
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031 (n)		$16,339,000	$ 14,266,030
Empresa Nacional del Petroleo (Republic of Chile), 3.45%, 9/16/2031		2,358,000	2,058,835
Empresa Nacional del Petroleo (Republic of Chile), 6.15%, 5/10/2033 (n)		14,126,000	14,363,741
Empresa Nacional del Petroleo (Republic of Chile), 5.95%, 7/30/2034 (n)		17,878,000	17,900,347
ENGIE Energia Chile S.A., 6.375%, 4/17/2034 (n)		17,021,000	17,361,420
ENGIE Energía Chile S.A., 3.4%, 1/28/2030 (n)		12,882,000	11,387,683
ENGIE Energía Chile S.A., 3.4%, 1/28/2030		2,551,000	2,255,083
Republic of Chile, 2.55%, 7/27/2033		17,826,000	14,675,256
Republic of Chile, 3.5%, 1/31/2034		14,384,000	12,691,920
Republic of Chile, 5.33%, 1/05/2054		5,413,000	5,201,456
			$320,287,201
China – 1.2%
AIA Group Ltd., 5.375%, 4/05/2034 (n)		$10,889,000	$ 10,961,523
Huarong Finance 2019 Co. Ltd. (People's Republic of China), 3.25%, 11/13/2024		11,154,000	11,037,998
Huarong Finance II Co. Ltd. (People’s Republic of China), 5.5%, 1/16/2025		4,724,000	4,711,661
Melco Resorts Finance Ltd., 7.625%, 4/17/2032 (n)		18,067,000	17,976,192
Prosus N.V., 3.061%, 7/13/2031 (n)		20,015,000	16,766,986
Tencent Holdings Ltd., 2.88%, 4/22/2031		15,102,000	13,426,641
Weibo Corp., 3.375%, 7/08/2030		15,152,000	13,450,973
			$88,331,974
Colombia – 1.7%
Banco GNB Sudameris S.A., 7.5% to 4/16/2026, FLR (CMT - 5yr. + 6.66%) to 4/16/2031 (n)		$7,710,000	$ 7,032,513
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030 (n)		17,291,000	14,414,149
EnfraGen Energia Sur S.A., 5.375%, 12/30/2030		4,705,000	3,922,189
Republic of Colombia, 3.125%, 4/15/2031		30,669,000	24,611,464
Republic of Colombia, 3.25%, 4/22/2032		21,437,000	16,768,994
Republic of Colombia, 8%, 11/14/2035		22,946,000	23,923,957
Republic of Colombia, 5.2%, 5/15/2049		9,518,000	6,805,778
Sierracol Energy Andina LLC, 6%, 6/15/2028 (n)		22,773,000	20,473,383
TermoCandelaria Power Ltd., 7.875%, 1/30/2029 (n)		5,886,300	5,892,186
			$123,844,613
Costa Rica – 1.8%
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031 (n)		$9,385,000	$ 9,865,981
Liberty Costa Rica Senior Secured Finance, 10.875%, 1/15/2031		1,200,000	1,261,500
Republic of Costa Rica, 6.55%, 4/03/2034 (n)		29,172,000	30,201,735
Republic of Costa Rica, 6.55%, 4/03/2034		2,300,000	2,381,187
Republic of Costa Rica, 7%, 4/04/2044		15,475,000	16,049,101
Republic of Costa Rica, 7.158%, 3/12/2045		10,527,000	11,085,924
Republic of Costa Rica, 7.3%, 11/13/2054 (n)		44,671,000	47,631,849
Republic of Costa Rica, 7.3%, 11/13/2054		9,427,000	10,051,833
			$128,529,110
Cote d'Ivoire – 1.5%
Republic of Cote d'Ivoire, 5.25%, 3/22/2030	EUR	14,782,000	$ 14,757,987
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)		23,363,000	21,398,488
Republic of Cote d'Ivoire, 4.875%, 1/30/2032		4,000,000	3,663,654
Republic of Cote d'Ivoire, 7.625%, 1/30/2033 (n)		$15,870,000	15,438,574
Republic of Cote d'Ivoire, 7.625%, 1/30/2033		3,200,000	3,113,008
Republic of Cote d'Ivoire, 8.25%, 1/30/2037 (n)		24,203,000	23,405,511
Republic of Cote d'Ivoire, 8.25%, 1/30/2037		2,700,000	2,611,035

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cote d'Ivoire – continued
Republic of Cote d'Ivoire, 6.875%, 10/17/2040	EUR	22,883,000	$ 20,745,745
			$105,134,002
Czech Republic – 1.8%
CEZ A.S. (Czech Republic), 4.25%, 6/11/2032	EUR	13,195,000	$ 14,413,951
Czech Republic, 2.75%, 7/23/2029	CZK	530,850,000	21,778,092
Czech Republic, 5%, 9/30/2030		459,400,000	21,070,739
Czech Republic, 2%, 10/13/2033		782,540,000	28,799,935
EP Infrastructure A.S., 2.045%, 10/09/2028	EUR	3,691,000	3,545,193
EP Infrastructure A.S., 1.816%, 3/02/2031		16,426,000	14,575,215
EPH Financing International A.S., 6.651%, 11/13/2028		12,475,000	14,279,269
EPH Financing International A.S., 5.875%, 11/30/2029		6,458,000	7,164,039
			$125,626,433
Dominican Republic – 3.4%
Aeropuertos Dominicanos Siglo XXI S.A., 7%, 6/30/2034 (n)		$13,599,000	$ 14,029,952
Dominican Republic, 5.5%, 2/22/2029 (n)		17,977,000	17,636,207
Dominican Republic, 5.5%, 2/22/2029		700,000	686,730
Dominican Republic, 4.5%, 1/30/2030 (n)		7,378,000	6,853,889
Dominican Republic, 4.5%, 1/30/2030		500,000	464,481
Dominican Republic, 7.05%, 2/03/2031 (n)		26,634,000	27,970,611
Dominican Republic, 4.875%, 9/23/2032 (n)		27,009,000	24,718,333
Dominican Republic, 4.875%, 9/23/2032		58,761,000	53,777,406
Dominican Republic, 6%, 2/22/2033 (n)		17,398,000	17,219,200
Dominican Republic, 6%, 2/22/2033		700,000	692,806
Dominican Republic, 6.6%, 6/01/2036 (n)		20,389,000	20,989,687
Dominican Republic, 5.3%, 1/21/2041 (n)		7,065,000	6,147,522
Dominican Republic, 5.3%, 1/21/2041		11,900,000	10,354,638
Dominican Republic, 5.875%, 1/30/2060		49,232,000	42,547,125
			$244,088,587
Ecuador – 1.4%
Republic of Ecuador, 5.5%, 7/31/2035		$90,719,000	$ 47,903,681
Republic of Ecuador, 2.5%, 7/31/2040 (n)		2,286,161	1,102,321
Republic of Ecuador, 5%, 7/31/2040		100,355,000	48,388,295
			$97,394,297
Egypt – 2.8%
Arab Republic of Egypt, 0%, 8/13/2024	EGP	1,060,200,000	$ 21,702,385
Arab Republic of Egypt, 0%, 9/03/2024		718,900,000	14,489,537
Arab Republic of Egypt, 5.875%, 2/16/2031		$24,811,000	19,775,484
Arab Republic of Egypt, 7.625%, 5/29/2032		38,756,000	32,451,794
Arab Republic of Egypt, 7.3%, 9/30/2033		17,635,000	14,196,175
Arab Republic of Egypt, 8.5%, 1/31/2047		61,829,000	46,538,688
Arab Republic of Egypt, 7.903%, 2/21/2048		9,448,000	6,799,253
Arab Republic of Egypt, 8.7%, 3/01/2049 (n)		9,028,000	6,932,999
Arab Republic of Egypt, 8.7%, 3/01/2049		13,186,000	10,126,110
Arab Republic of Egypt, 8.875%, 5/29/2050 (n)		8,516,000	6,599,900
Arab Republic of Egypt, 8.875%, 5/29/2050		12,775,000	9,900,625
Arab Republic of Egypt, 7.5%, 2/16/2061 (n)		15,791,000	10,749,502
			$200,262,452

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
El Salvador – 0.2%
Republic of El Salvador, 6.375%, 1/18/2027		$1,257,000	$ 1,146,956
Republic of El Salvador, 8.625%, 2/28/2029		4,793,000	4,375,621
Republic of El Salvador, 7.65%, 6/15/2035		8,470,000	6,352,220
			$11,874,797
Ghana – 0.2%
Republic of Ghana, 7.875%, 2/11/2035 (a)(d)		$21,325,000	$ 10,875,750
Guatemala – 1.4%
Central American Bottling Corp., 5.25%, 4/27/2029 (n)		$12,764,000	$ 12,249,150
Central American Bottling Corp., 5.25%, 4/27/2029		8,154,000	7,825,100
Energuate Trust, 5.875%, 5/03/2027		15,360,000	14,956,800
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)		7,962,000	6,994,103
Millicom International Cellular S.A., 4.5%, 4/27/2031		336,000	295,154
Republic of Guatemala, 5.25%, 8/10/2029 (n)		2,725,000	2,639,145
Republic of Guatemala, 4.9%, 6/01/2030		2,654,000	2,529,482
Republic of Guatemala, 6.05%, 8/06/2031 (n)(w)		21,498,000	21,485,101
Republic of Guatemala, 3.7%, 10/07/2033		19,223,000	15,912,189
Republic of Guatemala, 6.55%, 2/06/2037 (n)(w)		17,261,000	17,317,444
			$102,203,668
Hungary – 2.4%
Hungarian Development Bank PLC, 6.5%, 6/29/2028		$2,500,000	$ 2,554,500
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		14,288,000	14,390,731
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 0.875%, 11/18/2027	EUR	17,200,000	16,682,493
MVM Energetika Zartkoruen Mukodo Reszvenytarsasag (Republic of Hungary), 6.5%, 3/13/2031		$16,444,000	16,798,565
Republic of Hungary, 6.125%, 5/22/2028 (n)		6,025,000	6,183,096
Republic of Hungary, 5.25%, 6/16/2029 (n)		12,477,000	12,426,393
Republic of Hungary, 6.25%, 9/22/2032 (n)		8,872,000	9,282,330
Republic of Hungary, 5.5%, 6/16/2034 (n)		28,898,000	28,652,771
Republic of Hungary, 5.5%, 6/16/2034		1,200,000	1,189,817
Republic of Hungary, 7%, 10/24/2035	HUF	12,081,300,000	34,652,063
Republic of Hungary, 5.5%, 3/26/2036 (n)		$22,486,000	22,040,957
Republic of Hungary, 5.5%, 3/26/2036		700,000	686,146
Republic of Hungary, 6.75%, 9/25/2052 (n)		5,061,000	5,474,580
			$171,014,442
India – 3.8%
Republic of India, 7.18%, 8/14/2033	INR	2,812,160,000	$ 33,932,796
Adani Electricity Mumbai Ltd., 3.949%, 2/12/2030		$16,110,000	14,134,888
Adani Electricity Mumbai Ltd., 3.867%, 7/22/2031		8,600,000	7,201,081
Adani Ports & Special Economic Zone Ltd., 4.375%, 7/03/2029		8,987,000	8,247,934
Adani Transmission Ltd., 4%, 8/03/2026		6,220,000	5,976,536
Adani Transmission Ltd., 4.25%, 5/21/2036 (n)		11,516,015	9,811,959
Adani Transmission Ltd., 4.25%, 5/21/2036		13,286,490	11,320,452
Azure Power Energy Ltd., 3.575%, 8/19/2026		10,698,612	9,911,194
Export-Import Bank of India, 3.25%, 1/15/2030		7,705,000	7,053,858
Export-Import Bank of India, 2.25%, 1/13/2031 (n)		28,790,000	24,261,633
Export-Import Bank of India, 2.25%, 1/13/2031		6,640,000	5,595,597
Export-Import Bank of India, 5.5%, 1/18/2033 (n)		24,690,000	25,286,963
Export-Import Bank of India, 5.5%, 1/18/2033		700,000	716,925
Greenko Power II Ltd. (Republic of India), 4.3%, 12/13/2028 (n)		6,527,938	6,079,938
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025 (n)		9,841,000	9,767,193

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
India – continued
Greenko Wind Projects (Mauritius) Ltd., 5.5%, 4/06/2025		$700,000	$ 694,750
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)		19,986,000	17,434,073
Indian Railway Finance Corp., 2.8%, 2/10/2031		12,293,000	10,723,360
IRB Infrastructure Developers Ltd., 7.11%, 3/11/2032 (n)		14,357,000	14,651,319
JSW Hydro Energy Ltd., 4.125%, 5/18/2031		12,045,240	10,826,427
Muthoot Finance Ltd., 7.125%, 2/14/2028 (n)		24,564,000	25,013,805
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027 (n)		14,000,000	14,084,126
Shriram Transport Finance Co. Ltd., 6.625%, 4/22/2027		1,600,000	1,609,614
			$274,336,421
Indonesia – 1.9%
Listrindo Capital B.V., 4.95%, 9/14/2026		$7,144,000	$ 6,981,295
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/2029 (n)		6,615,000	6,955,242
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030 (n)		5,756,000	5,109,892
Perusahaan Penerbit SBSN Indonesia III, 2.8%, 6/23/2030		700,000	621,425
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		6,828,000	6,039,366
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032		9,588,000	8,395,195
PT Indofood CBP Sukses Makmur Tbk, 4.805%, 4/27/2052		8,427,000	7,029,550
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049 (n)		6,353,000	5,295,146
PT Perusahaan Listrik Negara (Republic of Indonesia), 4.875%, 7/17/2049		2,800,000	2,333,765
PT Sorik Marapi Geothermal Power, 7.75%, 8/05/2031 (n)(w)		12,857,000	12,899,524
Republic of Indonesia, 3.55%, 3/31/2032		12,322,000	11,228,422
Republic of Indonesia, 4.7%, 6/06/2032 (n)		7,054,000	6,881,249
Republic of Indonesia, 4.65%, 9/20/2032		9,170,000	8,994,239
Republic of Indonesia, 4.85%, 1/11/2033		20,004,000	19,835,366
Republic of Indonesia, 1.1%, 3/12/2033	EUR	12,150,000	10,549,713
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033 (n)		$9,475,083	9,584,369
Star Energy Geothermal (Wayang Windu) Ltd., 6.75%, 4/24/2033		7,719,597	7,808,635
			$136,542,393
Israel – 0.1%
Teva Pharmaceutical Finance Netherlands III B.V., 7.875%, 9/15/2029		$9,728,000	$ 10,503,643
Jamaica – 0.1%
Government of Jamaica, 7.875%, 7/28/2045		$5,947,000	$ 7,027,924
Jordan – 0.1%
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		$6,477,000	$ 5,651,182
Kazakhstan – 1.7%
Development Bank of Kazakhstan JSC, 5.5%, 4/15/2027 (n)		$18,101,000	$ 18,004,124
Development Bank of Kazakhstan JSC, 2.95%, 5/06/2031		4,691,000	3,893,530
KazMunayGas National Co., JSC (Republic of Kazakhstan), 3.5%, 4/14/2033		8,220,000	6,795,244
KazMunayGas National Co., JSC (Republic of Kazakhstan), 5.75%, 4/19/2047		15,581,000	13,617,638
KazMunayGas National Co., JSC (Republic of Kazakhstan), 6.375%, 10/24/2048		35,357,000	33,298,303
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027		6,227,000	5,887,504
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		22,173,000	21,248,807
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030 (n)		17,232,000	14,339,988
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030		2,400,000	1,997,213
			$119,082,351

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Kuwait – 0.4%
NBK SPC Ltd. (State of Kuwait), 1.625% to 9/15/2026, FLR (SOFR - 1 day + 1.05%) to 9/15/2027 (n)		$13,271,000	$ 12,296,736
NBK SPC Ltd. (State of Kuwait), 5.5% to 6/06/2029, FLR (SOFR - 1 day + 1.16%) to 6/06/2030 (n)		14,054,000	14,252,386
			$26,549,122
Latvia – 0.4%
Republic of Latvia, 5.125%, 7/30/2034 (n)		$25,984,000	$ 26,075,931
Luxembourg – 0.2%
PLT VII Finance S.à r.l., 6%, 6/15/2031 (n)	EUR	16,287,000	$ 17,649,519
Macau – 0.4%
Sands China Ltd., 3.25%, 8/08/2031		$8,363,000	$ 7,069,588
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)		11,237,000	10,642,830
Wynn Macau Ltd., 5.125%, 12/15/2029		15,515,000	14,188,003
			$31,900,421
Malaysia – 0.3%
Dua Capital Ltd. (Federation of Malaysia), 2.78%, 5/11/2031		$14,829,000	$ 12,889,397
PETRONAS Capital Ltd. (Federation of Malaysia), 3.404%, 4/28/2061		13,798,000	9,488,498
			$22,377,895
Mexico – 4.6%
BBVA Bancomer S.A., 8.45% to 6/29/2033, FLR (CMT - 5yr. + 4.661%) to 6/29/2038 (n)		$12,140,000	$ 12,816,999
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039 (n)		10,018,000	10,282,806
BBVA Bancomer S.A. (Texas), 8.125%, 1/08/2039		2,000,000	2,052,866
Becle S.A.B. de C.V., 2.5%, 10/14/2031		7,546,000	6,036,995
Bimbo Bakeries USA, Inc., 6.05%, 1/15/2029 (n)		6,697,000	6,964,920
Bimbo Bakeries USA, Inc., 5.375%, 1/09/2036 (n)		10,966,000	10,946,605
Electricidad Firme de Mexico, 4.9%, 11/20/2026 (n)		6,712,000	6,368,152
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048 (n)		9,897,000	7,476,496
Infraestructura Energética Nova S.A.B. de C.V., 4.875%, 1/14/2048		13,916,000	10,512,571
Petroleos Mexicanos, 6.49%, 1/23/2027		11,015,000	10,631,003
Petroleos Mexicanos, 8.75%, 6/02/2029		7,965,000	7,905,800
Petroleos Mexicanos, 6.84%, 1/23/2030		24,751,000	22,157,266
Petroleos Mexicanos, 5.95%, 1/28/2031		43,498,000	35,888,930
Petroleos Mexicanos, 6.7%, 2/16/2032		29,462,000	25,119,251
Petroleos Mexicanos, 6.75%, 9/21/2047		15,635,000	10,580,140
Petroleos Mexicanos, 7.69%, 1/23/2050		36,925,000	27,119,382
United Mexican States, 8.5%, 5/31/2029	MXN	518,100,000	26,475,908
United Mexican States, 1.45%, 10/25/2033	EUR	8,004,000	6,683,073
United Mexican States, 3.5%, 2/12/2034		$17,320,000	14,368,216
United Mexican States, 8%, 5/24/2035	MXN	125,400,000	5,851,147
United Mexican States, 6%, 5/07/2036		$22,680,000	22,570,874
United Mexican States, 6.338%, 5/04/2053		29,509,000	28,276,433
United Mexican States, 6.4%, 5/07/2054		15,963,000	15,450,318
			$332,536,151
Morocco – 1.6%
Kingdom of Morocco, 5.95%, 3/08/2028 (n)		$3,413,000	$ 3,464,451
Kingdom of Morocco, 5.95%, 3/08/2028		1,400,000	1,421,105
Kingdom of Morocco, 3%, 12/15/2032		13,606,000	11,167,016
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		17,790,000	18,575,446
Kingdom of Morocco, 6.5%, 9/08/2033		9,576,000	9,998,790

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Morocco – continued
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 6.75%, 5/02/2034 (n)	$27,122,000	$ 28,266,304
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 5.125%, 6/23/2051	18,490,000	14,230,681
Office Cherifien des Phosphates S.A. (Kingdom of Morocco), 7.5%, 5/02/2054 (n)	25,059,000	25,901,609
		$113,025,402
Nigeria – 1.7%
Federal Republic of Nigeria, 6.125%, 9/28/2028 (n)	$12,982,000	$ 11,391,705
Federal Republic of Nigeria, 6.125%, 9/28/2028	700,000	614,250
Federal Republic of Nigeria, 7.875%, 2/16/2032	31,690,000	27,491,075
Federal Republic of Nigeria, 7.375%, 9/28/2033 (n)	22,438,000	18,343,065
Federal Republic of Nigeria, 7.375%, 9/28/2033	46,140,000	37,719,450
Federal Republic of Nigeria, 7.696%, 2/23/2038	34,975,000	27,208,801
		$122,768,346
Oman – 3.8%
Edo Sukuk Ltd. (Kingdom of Saudi Arabia), 5.662%, 7/03/2031 (n)	$11,209,000	$ 11,264,597
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031 (n)	16,730,000	16,654,029
Oryx Funding Ltd. (Sultanate of Oman), 5.8%, 2/03/2031	5,850,000	5,823,435
Sultanate of Oman, 6.5%, 3/08/2047	35,474,000	36,042,081
Sultanate of Oman, 6.75%, 1/17/2048 (n)	200,000	207,830
Sultanate of Oman, 6.75%, 1/17/2048	93,977,000	97,656,200
Sultanate of Oman, 7%, 1/25/2051 (n)	15,943,000	17,100,876
Sultanate of Oman, 7%, 1/25/2051	80,028,000	85,840,113
		$270,589,161
Pakistan – 0.6%
Islamic Republic of Pakistan, 6.875%, 12/05/2027	$22,056,000	$ 18,885,450
Islamic Republic of Pakistan, 7.375%, 4/08/2031	34,495,000	27,377,819
		$46,263,269
Panama – 2.5%
Panama Canal Railway Co., 7%, 11/01/2026	$1,630,980	$ 1,657,907
Panama Canal Railway Co., 7%, 11/01/2026 (n)	323,700	329,044
Republic of Panama, 3.362%, 6/30/2031 (n)	6,955,000	5,616,162
Republic of Panama, 2.252%, 9/29/2032	34,370,000	25,359,244
Republic of Panama, 3.298%, 1/19/2033	30,938,000	24,651,999
Republic of Panama, 6.375%, 7/25/2033 (n)	7,770,000	7,417,864
Republic of Panama, 6.7%, 1/26/2036	14,295,000	14,250,417
Republic of Panama, 6.875%, 1/31/2036	5,370,000	5,375,592
Republic of Panama, 8%, 3/01/2038	49,982,000	53,812,408
Republic of Panama, 6.853%, 3/28/2054	13,876,000	13,125,800
Republic of Panama, 3.87%, 7/23/2060	18,451,000	10,866,834
Republic of Panama, 4.5%, 1/19/2063	20,946,000	13,702,376
		$176,165,647
Paraguay – 2.2%
Banco Continental S.A.E.C.A., 2.75%, 12/10/2025 (n)	$6,079,000	$ 5,829,204
Republic of Paraguay, 4.95%, 4/28/2031	11,577,000	11,299,026
Republic of Paraguay, 3.849%, 6/28/2033	25,903,000	22,952,400
Republic of Paraguay, 5.85%, 8/21/2033 (n)	5,512,000	5,587,514
Republic of Paraguay, 5.85%, 8/21/2033	1,400,000	1,419,180
Republic of Paraguay, 6%, 2/09/2036 (n)	12,361,000	12,667,376
Republic of Paraguay, 6%, 2/09/2036	800,000	819,829

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Paraguay – continued
Republic of Paraguay, 5.6%, 3/13/2048		$31,683,000	$ 28,963,885
Republic of Paraguay, 5.4%, 3/30/2050		66,551,000	59,515,620
Telefónica Celular del Paraguay S.A., 5.875%, 4/15/2027		8,797,000	8,689,569
			$157,743,603
Peru – 0.6%
Corporacion Financiera de Desarrollo S.A. (Republic of Peru), 5.95%, 4/30/2029 (n)		$21,218,000	$ 21,430,180
Peru LNG, 5.375%, 3/22/2030		9,848,000	8,668,019
San Miguel Industrias PET S.A., 3.5%, 8/02/2028 (n)		17,385,000	15,462,836
San Miguel Industrias PET S.A., 3.5%, 8/02/2028		700,000	622,605
			$46,183,640
Philippines – 1.0%
Republic of Philippines, 3.556%, 9/29/2032		$8,054,000	$ 7,300,484
Republic of Philippines, 5.609%, 4/13/2033		9,298,000	9,692,700
Republic of Philippines, 1.2%, 4/28/2033	EUR	7,755,000	6,874,817
Republic of Philippines, 5%, 7/17/2033		$5,959,000	5,962,724
Republic of Philippines, 6.25%, 1/25/2034	PHP	1,015,520,000	17,513,476
Republic of Philippines, 6.75%, 1/24/2039		1,020,520,000	18,312,521
Republic of Philippines, 1.75%, 4/28/2041	EUR	6,551,000	5,112,468
			$70,769,190
Poland – 1.6%
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028 (n)		$13,418,000	$ 14,126,739
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 10/31/2028		800,000	842,256
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		9,601,000	9,667,343
Bank Gospodarstwa Krajowego (Republic of Poland), 5.75%, 7/09/2034 (n)		14,258,000	14,701,424
Bank Gospodarstwa Krajowego (Republic of Poland), 6.25%, 7/09/2054 (n)		10,585,000	11,068,523
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		22,094,000	19,826,426
Republic of Poland, 4.625%, 3/18/2029		12,948,000	12,960,534
Republic of Poland, 5.125%, 9/18/2034		19,593,000	19,656,873
Republic of Poland, 5.5%, 3/18/2054		13,893,000	13,699,540
			$116,549,658
Qatar – 1.1%
CBQ Finance Ltd., 5.375%, 3/28/2029		$10,680,000	$ 10,711,997
Qatar Petroleum, 2.25%, 7/12/2031 (n)		6,230,000	5,308,047
Qatar Petroleum, 3.125%, 7/12/2041		10,837,000	8,202,525
Qatar Petroleum, 3.3%, 7/12/2051		12,536,000	8,920,242
QNB Finance Ltd. (State of Qatar), 2.75%, 2/12/2027		12,778,000	12,096,562
State of Qatar, 4.817%, 3/14/2049 (n)		15,461,000	14,662,316
State of Qatar, 4.817%, 3/14/2049		17,800,000	16,880,488
			$76,782,177
Republic of Moldova – 0.2%
Aragvi Finance International DAC, 8.45%, 4/29/2026 (n)		$16,638,000	$ 14,769,220
Romania – 1.8%
Republic of Romania, 5.25%, 11/25/2027 (n)		$18,434,000	$ 18,278,214
Republic of Romania, 6.625%, 2/17/2028 (n)		16,040,000	16,568,037
Republic of Romania, 6.625%, 2/17/2028		1,000,000	1,032,920
Republic of Romania, 5.5%, 9/18/2028 (n)	EUR	5,528,000	6,234,476
Republic of Romania, 5.875%, 1/30/2029 (n)		$11,260,000	11,355,710

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Romania – continued
Republic of Romania, 5.875%, 1/30/2029		$1,200,000	$ 1,210,200
Republic of Romania, 2.124%, 7/16/2031	EUR	7,170,000	6,369,343
Republic of Romania, 2%, 1/28/2032		8,286,000	7,167,929
Republic of Romania, 2%, 1/28/2032 (n)		7,236,000	6,259,611
Republic of Romania, 3.625%, 3/27/2032		$5,362,000	4,631,642
Republic of Romania, 7.125%, 1/17/2033 (n)		10,940,000	11,716,740
Republic of Romania, 7.125%, 1/17/2033		9,748,000	10,440,108
Republic of Romania, 6.375%, 1/30/2034 (n)		10,284,000	10,488,652
Republic of Romania, 6%, 5/25/2034 (n)		6,442,000	6,417,843
Republic of Romania, 2.75%, 4/14/2041 (n)	EUR	9,965,000	7,234,539
			$125,405,964
Saudi Arabia – 3.5%
BSF Finance, 5.5%, 11/23/2027		$12,622,000	$ 12,757,876
GACI First Investment Co. (Kingdom of Saudi Arabia), 4.875%, 2/14/2035		10,654,000	10,268,325
Kingdom of Saudi Arabia, 4.875%, 7/18/2033 (n)		8,626,000	8,530,243
Kingdom of Saudi Arabia, 5%, 1/16/2034 (n)		14,093,000	14,032,625
Kingdom of Saudi Arabia, 4.625%, 10/04/2047		41,929,000	35,971,099
Kingdom of Saudi Arabia, 3.25%, 11/17/2051 (n)		16,210,000	10,780,298
Kingdom of Saudi Arabia, 5%, 1/18/2053 (n)		17,476,000	15,568,145
Kingdom of Saudi Arabia, 5%, 1/18/2053		16,121,000	14,361,070
Kingdom of Saudi Arabia, 5.75%, 1/16/2054 (n)		7,128,000	6,981,733
Kingdom of Saudi Arabia, 3.75%, 1/21/2055		7,979,000	5,704,347
KSA Sukuk Ltd. (Kingdom of Saudi Arabia), 5.25%, 6/04/2034 (n)		19,608,000	19,883,218
Saudi Arabian Oil Co., 3.5%, 4/16/2029		8,281,000	7,772,878
Saudi Arabian Oil Co., 2.25%, 11/24/2030 (n)		10,137,000	8,637,981
Saudi Arabian Oil Co., 2.25%, 11/24/2030		8,050,000	6,859,598
Saudi Arabian Oil Co., 5.25%, 7/17/2034 (n)		14,462,000	14,534,021
Saudi Arabian Oil Co., 5.75%, 7/17/2054 (n)		13,061,000	12,807,617
Saudi Arabian Oil Co., 5.875%, 7/17/2064 (n)		18,043,000	17,702,204
Saudi Aramco (Kingdom of Saudi Arabia), 4.5%, 10/26/2046		34,770,000	29,437,673
			$252,590,951
Senegal – 0.1%
Republic of Senegal, 6.25%, 5/23/2033		$7,303,000	$ 6,199,444
Serbia – 1.0%
Republic of Serbia, 6.25%, 5/26/2028 (n)		$12,636,000	$ 12,910,454
Republic of Serbia, 6.25%, 5/26/2028		2,100,000	2,145,612
Republic of Serbia, 1.5%, 6/26/2029	EUR	7,766,000	7,208,311
Republic of Serbia, 1.65%, 3/03/2033		13,464,000	11,112,159
Republic of Serbia, 6.5%, 9/26/2033 (n)		$9,761,000	10,085,924
Republic of Serbia, 6.5%, 9/26/2033		9,658,000	9,979,496
Republic of Serbia, 6%, 6/12/2034 (n)		18,140,000	18,071,068
			$71,513,024
Singapore – 0.7%
Oversea-Chinese Banking Corp. Ltd., 4.602% to 6/15/2027, FLR (CMT - 5yr. + 1.575%) to 6/15/2032		$10,430,000	$ 10,318,994
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 5yr. + 1.23%) to 10/14/2031 (n)		18,169,000	16,991,631
United Overseas Bank Ltd., 2% to 10/14/2026, FLR (CMT - 1yr. + 1.23%) to 10/14/2031		1,400,000	1,309,279
United Overseas Bank Ltd., 3.863% to 10/07/2027, FLR (CMT - 5yr. + 1.45%) to 10/07/2032 (n)		9,368,000	9,024,969
Vena Energy Capital Pte Ltd., 3.133%, 2/26/2025		16,103,000	15,880,875
			$53,525,748

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Slovakia – 0.2%
Eustream A.S. (Slovak Republic), 1.625%, 6/25/2027	EUR	18,412,000	$ 17,834,115
Slovenia – 0.2%
United Group B.V., 6.75%, 2/15/2031	EUR	700,000	$ 793,037
United Group B.V., 6.75%, 2/15/2031 (n)		9,100,000	10,309,481
			$11,102,518
South Africa – 1.8%
Eskom Holdings SOC Ltd. (Republic of South Africa), 7.125%, 2/11/2025		$32,883,000	$ 32,859,982
Eskom Holdings SOC Ltd. (Republic of South Africa), 6.35%, 8/10/2028		13,054,000	12,874,507
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)		9,560,024	6,978,818
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026		368,260	268,830
Republic of South Africa, 8.875%, 2/28/2035	ZAR	433,044,000	20,702,891
Republic of South Africa, 5.75%, 9/30/2049		$28,403,000	21,880,961
Republic of South Africa, 7.3%, 4/20/2052		38,967,000	35,997,715
			$131,563,704
Sri Lanka – 0.4%
Republic of Sri Lanka, 7.85%, 3/14/2029 (a)(d)		$10,244,000	$ 5,762,496
Republic of Sri Lanka, 7.55%, 3/28/2030 (a)(d)		43,284,000	24,092,382
			$29,854,878
Thailand – 0.7%
Bangkok Bank Public Co. Ltd., 5.5%, 9/21/2033		$7,013,000	$ 7,161,064
Bangkok Bank Public Co. Ltd., 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034		15,585,000	14,106,090
Bangkok Bank Public Co. Ltd. (Hong Kong), 5.65%, 7/05/2034 (n)		18,942,000	19,424,320
Kasikornbank PLC (Hong Kong Branch), 3.343%, 10/02/2031		7,832,000	7,391,759
			$48,083,233
Trinidad & Tobago – 0.2%
Republic of Trinidad & Tobago, 6.4%, 6/26/2034 (n)		$15,042,000	$ 15,202,827
Turkey – 4.3%
QNB Finansbank A.S. (Republic of Turkey), 7.25%, 5/21/2029		$10,682,000	$ 10,750,311
Republic of Turkey, 5.6%, 11/14/2024		4,879,000	4,872,413
Republic of Turkey, 4.25%, 3/13/2025		17,596,000	17,381,329
Republic of Turkey, 5.125%, 2/17/2028		13,302,000	12,786,548
Republic of Turkey, 8.509%, 1/14/2029 (n)		14,229,000	15,171,671
Republic of Turkey, 5.25%, 3/13/2030		33,568,000	31,260,200
Republic of Turkey, 5.875%, 5/21/2030	EUR	25,143,000	27,495,637
Republic of Turkey, 5.95%, 1/15/2031		$25,093,000	23,675,622
Republic of Turkey, 5.875%, 6/26/2031		46,790,000	43,807,137
Republic of Turkey, 7.625%, 5/15/2034		22,199,000	22,786,652
Republic of Turkey, 6%, 1/14/2041		16,102,000	13,646,445
Republic of Turkey, 5.75%, 5/11/2047		51,906,000	40,292,032
Sisecam UK PLC, 8.625%, 5/02/2032 (n)		17,018,000	17,347,809
Turkiye Ihracat Kredi Bankasi A.S., 7.5%, 2/06/2028 (n)		10,389,000	10,472,154
WE Soda Investments Holding PLC, 9.375%, 2/14/2031 (n)		13,242,000	13,639,260
WE Soda Investments Holding PLC, 9.375%, 2/14/2031		700,000	721,000
			$306,106,220

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Ukraine – 0.8%
Government of Ukraine, 7.75% (7.75% Cash or 7.75% PIK), 9/01/2029 (a)(p)		$5,310,000	$ 1,664,685
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(n)(p)		14,057,000	4,301,442
Government of Ukraine, 6.876% (6.876% Cash or 6.876% PIK), 5/21/2031 (a)(p)		10,307,000	3,153,942
Government of Ukraine, 7.375% (7.375% Cash or 7.375% PIK), 9/25/2034 (a)(p)		43,367,000	13,313,669
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(n)(p)		24,720,000	7,564,320
Government of Ukraine, 7.253% (7.253% Cash or 7.253% PIK), 3/15/2035 (a)(p)		24,659,000	7,545,654
Government of Ukraine, GDP Linked Bond, 7.75%, 8/01/2041 (a)		27,326,000	16,668,860
			$54,212,572
United Arab Emirates – 2.8%
Abu Dhabi Commercial Bank PJSC, 3.5%, 3/31/2027		$11,395,000	$ 10,992,665
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047		22,188,000	19,985,930
Abu Dhabi Development Holding Co. PJSC, 5.375%, 5/08/2029 (n)		14,728,000	15,045,271
Abu Dhabi Development Holding Co. PJSC, 5.5%, 5/08/2034 (n)		25,198,000	26,040,117
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028 (n)		9,533,000	8,925,519
DAE Funding LLC (United Arab Emirates), 3.375%, 3/20/2028		1,000,000	936,276
DAE Sukuk DIFC Ltd., 3.75%, 2/15/2026 (n)		11,941,000	11,616,527
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035 (n)		1,430,000	1,330,944
Emirates Sembcorp Water & Power Co. (United Arab Emirates), 4.45%, 8/01/2035		2,400,000	2,233,752
First Abu Dhabi Bank PJSC, 6.32% to 4/04/2029, FLR (CMT - 5yr. + 1.7%) to 4/04/2034		22,669,000	23,178,055
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036 (n)		7,714,000	6,392,123
Galaxy Pipeline Assets Bidco Ltd., 2.625%, 3/31/2036		7,794,000	6,458,415
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040 (n)		19,833,963	16,116,143
Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/2040		2,197,872	1,785,887
Galaxy Pipeline Assets Bidco Ltd., 3.25%, 9/30/2040		8,626,000	6,689,945
National Central Cooling Co. PJSC (United Arab Emirates), 2.5%, 10/21/2027		6,892,000	6,289,722
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049 (n)		12,827,737	10,379,255
Sweihan PV Power Co. PJSC (United Arab Emirates), 3.625%, 1/31/2049		8,599,964	6,958,455
United Arab Emirates International Government, 4.857%, 7/02/2034 (n)		18,247,000	18,426,094
			$199,781,095
United States – 4.7%
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.625%, 1/15/2032		$16,813,000	$ 14,692,629
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/2033		5,250,000	5,274,887
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)		32,782,000	30,430,916
U.S. Treasury Bonds, 2.5%, 2/15/2046		94,687,600	68,996,191
U.S. Treasury Notes, 3.875%, 9/30/2029		9,808,000	9,774,668
U.S. Treasury Notes, 2.75%, 8/15/2032		225,813,000	206,336,629
			$335,505,920
Uruguay – 1.0%
Oriental Republic of Uruguay, 8.5%, 3/15/2028	UYU	405,016,000	$ 9,830,897
Oriental Republic of Uruguay, 8.25%, 5/21/2031		289,221,000	6,674,331
Oriental Republic of Uruguay, 9.75%, 7/20/2033		661,697,000	16,484,958
Oriental Republic of Uruguay, 5.75%, 10/28/2034		$15,954,000	16,906,748
Oriental Republic of Uruguay, 4.975%, 4/20/2055		19,889,000	18,481,412
Oriental Republic of Uruguay, Inflation Linked Bond, 3.875%, 7/02/2040	UYU	263,726,699	6,858,203
			$75,236,549
Uzbekistan – 1.5%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$5,226,000	$ 5,063,581
National Bank of Uzbekistan, 4.85%, 10/21/2025		12,812,000	12,375,111
Republic of Uzbekistan, 7.85%, 10/12/2028 (n)		12,713,000	13,105,895

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Uzbekistan – continued
Republic of Uzbekistan, 7.85%, 10/12/2028	$700,000	$ 721,633
Republic of Uzbekistan, 5.375%, 2/20/2029	14,136,000	13,195,956
Republic of Uzbekistan, 3.9%, 10/19/2031	17,611,000	14,452,907
Republic of Uzbekistan, 6.9%, 2/28/2032 (n)	19,072,000	18,688,844
Uzbek Industrial and Construction Bank ATB, 8.95%, 7/24/2029 (n)	18,284,000	18,009,740
Uzbekneftegaz JSC (Republic of Uzbekistan), 4.75%, 11/16/2028 (n)	13,746,000	11,667,605
		$107,281,272
Venezuela – 0.4%
Republic of Venezuela, 9%, 5/07/2023 (a)(d)	$10,104,000	$ 1,537,749
Republic of Venezuela, 8.25%, 10/13/2024 (a)(d)	17,593,000	2,663,714
Republic of Venezuela, 7.65%, 4/21/2025 (a)(d)	33,488,000	5,072,529
Republic of Venezuela, 11.75%, 10/21/2026 (d)	3,330,000	598,680
Republic of Venezuela, 9.25%, 9/15/2027 (a)(d)	51,502,000	9,179,837
Republic of Venezuela, 9.375%, 1/13/2034 (a)(d)	1,253,000	237,960
Republic of Venezuela, 7%, 3/31/2038 (a)(d)	74,897,500	10,542,426
		$29,832,895
Vietnam – 0.5%
Socialist Republic of Vietnam, 4.8%, 11/19/2024	$35,208,000	$ 35,113,643
Zambia – 0.5%
Republic of Zambia, 5.75%, 6/30/2033	$28,191,898	$ 24,667,911
Republic of Zambia, 0.5%, 12/31/2053	25,066,738	12,627,369
		$37,295,280
Total Bonds (Identified Cost, $6,727,426,843)		$6,614,137,967
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Special Products & Services – 0.0%
iShares MSCI Emerging Markets ETF – September 2024 @ $35	Put	Goldman Sachs International	$70,218,955	16,349	$0
iShares MSCI Emerging Markets ETF – January 2025 @ $37	Put	Goldman Sachs International	71,198,215	16,577	629,926
(Premiums Paid, $4,390,491)					$629,926
Investment Companies (h) – 6.6%
Money Market Funds – 6.6%
MFS Institutional Money Market Portfolio, 5.39% (v) (Identified Cost, $473,378,470)					$473,442,204
Other Assets, Less Liabilities – 1.1%					77,137,957
Net Assets – 100.0%					$7,165,348,054

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $473,442,204 and $6,614,767,893, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $2,258,519,231, representing 31.5% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
SOFR	Secured Overnight Financing Rate
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egypt Pound
EUR	Euro
HUF	Hungarian Forint
INR	Indian Rupee
MXN	Mexican Peso
PHP	Philippine Peso
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand
Derivative Contracts at 7/31/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
EUR	1,373,968	USD	1,492,173	Citibank N.A.	10/18/2024	$179
PHP	2,173,968,733	USD	37,117,445	Citibank N.A.	8/02/2024	123,671
PHP	40,148,000	USD	684,886	Morgan Stanley Capital Services, Inc.	11/06/2024	1,947
THB	518,805,378	USD	14,214,430	Barclays Bank PLC	9/27/2024	441,874
TRY	255,917,774	USD	7,022,027	Citibank N.A.	10/18/2024	82,463
TRY	922,120,821	USD	25,298,933	HSBC Bank	10/18/2024	299,906
ZAR	8,356,812	USD	449,875	UBS AG	10/18/2024	6,231
USD	99,941,714	BRL	555,211,200	Deutsche Bank AG	9/27/2024	2,358,341
USD	12,356,358	BRL	70,033,860	Morgan Stanley Capital Services, Inc.	9/27/2024	47,276
USD	3,314,523	COP	13,465,248,708	Citibank N.A.	10/15/2024	25,695
USD	67,960,697	CZK	1,581,120,298	BNP Paribas S.A.	10/18/2024	476,368
USD	1,304,340	CZK	30,159,550	Goldman Sachs International	10/18/2024	17,090
USD	3,620,250	CZK	84,408,435	JPMorgan Chase Bank N.A.	10/18/2024	17,585
USD	202,438,499	EUR	185,075,629	Citibank N.A.	10/18/2024	1,416,377
USD	175,575,111	EUR	160,532,949	HSBC Bank	10/18/2024	1,210,316
USD	21,770,777	EUR	19,984,537	Morgan Stanley Capital Services, Inc.	10/18/2024	64,331

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	5,692,185	HUF	2,068,707,175	Barclays Bank PLC	10/18/2024	$22,870
USD	3,542,362	HUF	1,282,419,238	HSBC Bank	10/18/2024	27,878
USD	23,109,736	HUF	8,378,585,681	JPMorgan Chase Bank N.A.	10/18/2024	148,132
USD	24,816,736	INR	2,078,426,462	Barclays Bank PLC	9/12/2024	24,200
USD	22,936,240	MXN	418,214,346	Morgan Stanley Capital Services, Inc.	10/18/2024	756,397
USD	1,257,946	PHP	73,413,734	Citibank N.A.	8/02/2024	334
USD	21,127,846	ZAR	382,681,733	State Street Bank Corp.	10/18/2024	241,484
						$7,810,945
Liability Derivatives
BRL	126,903,188	USD	22,980,106	Barclays Bank PLC	9/27/2024	$(675,726)
BRL	101,161,433	USD	18,574,912	Citibank N.A.	9/27/2024	(794,878)
BRL	24,131,106	USD	4,348,743	Morgan Stanley Capital Services, Inc.	9/27/2024	(107,483)
CLP	16,373,823,756	USD	18,000,136	Barclays Bank PLC	10/18/2024	(626,901)
COP	57,021,453,104	USD	14,177,387	Goldman Sachs International	10/15/2024	(250,148)
EUR	795	USD	870	Morgan Stanley Capital Services, Inc.	10/18/2024	(6)
HUF	5,092,000,641	USD	14,088,328	HSBC Bank	10/18/2024	(133,645)
INR	2,141,312,462	USD	25,588,292	Barclays Bank PLC	9/12/2024	(45,620)
MXN	186,874,639	USD	10,373,042	Goldman Sachs International	10/18/2024	(462,215)
MXN	23,771,977	USD	1,262,327	UBS AG	10/18/2024	(1,589)
USD	6,461,015	CLP	6,128,918,886	Barclays Bank PLC	10/18/2024	(41,995)
USD	3,592,394	CLP	3,411,660,846	Citibank N.A.	10/18/2024	(27,505)
USD	10,605,358	COP	43,556,204,396	Citibank N.A.	10/15/2024	(33,054)
USD	37,076,298	PHP	2,173,968,734	Citibank N.A.	11/06/2024	(114,917)
USD	35,722,194	PHP	2,100,555,000	JPMorgan Chase Bank N.A.	8/02/2024	(261,309)
USD	14,187,522	THB	518,805,378	Barclays Bank PLC	9/27/2024	(468,783)
USD	812,827	ZAR	14,932,860	Merrill Lynch International	10/18/2024	(2,193)
						$(4,047,967)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	1,070	$129,235,937	September – 2024	$4,050,303
U.S. Treasury Note 10 yr	Long	USD	948	105,998,250	September – 2024	2,566,481
U.S. Treasury Note 5 yr	Long	USD	1,849	199,489,766	September – 2024	3,705,919
U.S. Treasury Ultra Bond 30 yr	Long	USD	199	25,465,781	September – 2024	757,925
U.S. Treasury Ultra Note 10 yr	Long	USD	735	84,949,922	September – 2024	2,550,913
						$13,631,541

MFS Emerging Markets Debt Fund
Portfolio of Investments – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Liability Derivatives
Credit Default Swaps
12/20/24	USD	20,027,000	Barclays Bank PLC	(1)	1.00%/Quarterly	$(33,312)	$(50,336)	$(83,648)
(1) Fund, as protection buyer, to receive notional amount upon a defined credit event by Republic of Korea, 2.75%, 1/19/2027.
At July 31, 2024, the fund had cash collateral of $2,270,000 and other liquid securities with an aggregate value of $12,949,506 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 7/31/24 Assets
Investments in unaffiliated issuers, at value (identified cost, $6,731,817,334)	$6,614,767,893
Investments in affiliated issuers, at value (identified cost, $473,378,470)	473,442,204
Cash	13,202,507
Foreign currency, at value (identified cost, $750,986)	751,077
Restricted cash for
Uncleared derivatives	2,270,000
Receivables for
Forward foreign currency exchange contracts	7,810,945
Net daily variation margin on open futures contracts	1,534,278
Investments sold	42,952,149
Fund shares sold	8,359,726
Interest	91,635,821
Other assets	6,390
Total assets	$7,256,732,990
Liabilities
Payables for
Distributions	$3,534,625
Forward foreign currency exchange contracts	4,047,967
Investments purchased	10,038,777
When-issued investments purchased	51,616,000
Fund shares reacquired	9,530,713
Uncleared swaps, at value (net of unamortized premiums received, $50,336)	83,648
Payable to affiliates
Investment adviser	257,353
Administrative services fee	3,368
Shareholder servicing costs	1,615,967
Distribution and service fees	5,860
Payable for independent Trustees' compensation	527
Deferred foreign capital gains tax expense payable	10,278,453
Accrued expenses and other liabilities	371,678
Total liabilities	$91,384,936
Net assets	$7,165,348,054
Net assets consist of
Paid-in capital	$9,245,789,044
Total distributable earnings (loss)	(2,080,440,990)
Net assets	$7,165,348,054
Shares of beneficial interest outstanding	597,650,096
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$307,936,360	25,712,459	$11.98
Class B	715,550	62,330	11.48
Class C	12,477,743	1,060,703	11.76
Class I	4,212,645,534	351,673,391	11.98
Class R1	385,562	31,976	12.06
Class R2	9,847,439	817,475	12.05
Class R3	47,043,615	3,913,550	12.02
Class R4	45,573,771	3,793,848	12.01
Class R6	2,528,722,480	210,584,364	12.01

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Statement of Assets and Liabilities - continued
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.51 [100 / 95.75 x $11.98]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Year ended 7/31/24 Net investment income (loss)
Income
Interest	$397,685,275
Dividends from affiliated issuers	32,651,638
Other	478,648
Income on securities loaned	52
Foreign taxes withheld	(834,482)
Total investment income	$429,981,131
Expenses
Management fee	$45,327,208
Distribution and service fees	1,004,103
Shareholder servicing costs	5,134,307
Administrative services fee	615,331
Independent Trustees' compensation	114,929
Custodian fee	365,101
Shareholder communications	288,758
Audit and tax fees	92,063
Legal fees	35,730
Miscellaneous	479,692
Total expenses	$53,457,222
Reduction of expenses by investment adviser and distributor	(867,081)
Net expenses	$52,590,141
Net investment income (loss)	$377,390,990
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(352,119,997)
Affiliated issuers	(64,693)
Futures contracts	(41,037,713)
Swap agreements	(72,949)
Forward foreign currency exchange contracts	24,040,061
Foreign currency	(993,169)
Net realized gain (loss)	$(370,248,460)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (includes $289,460 decrease in deferred foreign capital gains tax)	$588,174,673
Affiliated issuers	81,633
Futures contracts	27,547,345
Swap agreements	27,570
Forward foreign currency exchange contracts	(625,057)
Translation of assets and liabilities in foreign currencies	(234,530)
Net unrealized gain (loss)	$614,971,634
Net realized and unrealized gain (loss)	$244,723,174
Change in net assets from operations	$622,114,164
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Year ended
	7/31/24	7/31/23
Change in net assets
From operations
Net investment income (loss)	$377,390,990	$376,956,422
Net realized gain (loss)	(370,248,460)	(743,542,001)
Net unrealized gain (loss)	614,971,634	840,694,814
Change in net assets from operations	$622,114,164	$474,109,235
Total distributions to shareholders	$(462,825,942)	$(482,622,246)
Change in net assets from fund share transactions	$320,006,668	$(337,899,866)
Total change in net assets	$479,294,890	$(346,412,877)
Net assets
At beginning of period	6,686,053,164	7,032,466,041
At end of period	$7,165,348,054	$6,686,053,164
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.69	$11.69	$14.93	$14.73	$14.68
Income (loss) from investment operations
Net investment income (loss) (d)	$0.63	$0.60	$0.54	$0.51	$0.56
Net realized and unrealized gain (loss)	0.43	0.19	(3.18)	0.24	0.10
Total from investment operations	$1.06	$0.79	$(2.64)	$0.75	$0.66
Less distributions declared to shareholders
From net investment income	$(0.77)	$(0.79)	$(0.60)	$(0.55)	$(0.61)
Net asset value, end of period (x)	$11.98	$11.69	$11.69	$14.93	$14.73
Total return (%) (r)(s)(t)(x)	9.46	7.07	(18.12)	5.19	4.69
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.07	1.06	1.07	1.08
Expenses after expense reductions	1.06	1.06	1.05	1.06	1.06
Net investment income (loss)	5.36	5.25	3.94	3.42	3.84
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$307,936	$282,355	$315,618	$431,359	$377,703
Class B	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.46	$11.56	$14.87	$14.75	$14.71
Income (loss) from investment operations
Net investment income (loss) (d)	$0.55	$0.52	$0.43	$0.41	$0.45
Net realized and unrealized gain (loss)	0.16(g)	0.08(g)	(3.24)	0.15(g)	0.10
Total from investment operations	$0.71	$0.60	$(2.81)	$0.56	$0.55
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.51)
Net asset value, end of period (x)	$11.48	$11.46	$11.56	$14.87	$14.75
Total return (%) (r)(s)(t)(x)	6.25	5.37	(19.32)	3.84	3.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.82	1.82	1.82	1.83
Expenses after expense reductions	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.73	4.49	3.15	2.70	3.12
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$716	$1,480	$2,183	$4,286	$8,088

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class C	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.50	$11.54	$14.83	$14.73	$14.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.52	$0.43	$0.41	$0.45
Net realized and unrealized gain (loss)	0.41	0.14(g)	(3.22)	0.13(g)	0.08
Total from investment operations	$0.95	$0.66	$(2.79)	$0.54	$0.53
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.50)
Net asset value, end of period (x)	$11.76	$11.50	$11.54	$14.83	$14.73
Total return (%) (r)(s)(t)(x)	8.44	5.92	(19.24)	3.70	3.76
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.82	1.82	1.82	1.83
Expenses after expense reductions	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.64	4.50	3.16	2.70	3.12
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$12,478	$14,780	$18,289	$31,537	$62,772
Class I	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.70	$11.69	$14.93	$14.74	$14.82
Income (loss) from investment operations
Net investment income (loss) (d)	$0.65	$0.63	$0.57	$0.55	$0.59
Net realized and unrealized gain (loss)	0.43	0.19	(3.18)	0.23	(0.02)(g)
Total from investment operations	$1.08	$0.82	$(2.61)	$0.78	$0.57
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.81)	$(0.63)	$(0.59)	$(0.65)
Net asset value, end of period (x)	$11.98	$11.70	$11.69	$14.93	$14.74
Total return (%) (r)(s)(t)(x)	9.63	7.42	(17.91)	5.38	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.82	0.81	0.82	0.83
Expenses after expense reductions	0.81	0.81	0.80	0.81	0.82
Net investment income (loss)	5.61	5.51	4.19	3.66	4.06
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$4,212,646	$4,032,436	$4,294,440	$5,960,448	$4,345,513

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R1	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.76	$11.75	$15.00	$14.82	$14.88
Income (loss) from investment operations
Net investment income (loss) (d)	$0.54	$0.52	$0.44	$0.40	$0.44
Net realized and unrealized gain (loss)	0.45	0.19	(3.19)	0.22	0.01(g)
Total from investment operations	$0.99	$0.71	$(2.75)	$0.62	$0.45
Less distributions declared to shareholders
From net investment income	$(0.69)	$(0.70)	$(0.50)	$(0.44)	$(0.51)
Net asset value, end of period (x)	$12.06	$11.76	$11.75	$15.00	$14.82
Total return (%) (r)(s)(t)(x)	8.72	6.36	(18.71)	4.25	3.13
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.82	1.82	1.82	1.82	1.84
Expenses after expense reductions	1.81	1.81	1.80	1.81	1.82
Net investment income (loss)	4.60	4.52	3.22	2.69	3.07
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$386	$325	$305	$333	$582
Class R2	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.76	$11.75	$15.00	$14.81	$14.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.60	$0.58	$0.50	$0.48	$0.52
Net realized and unrealized gain (loss)	0.44	0.19	(3.18)	0.23	(0.00)(g)(w)
Total from investment operations	$1.04	$0.77	$(2.68)	$0.71	$0.52
Less distributions declared to shareholders
From net investment income	$(0.75)	$(0.76)	$(0.57)	$(0.52)	$(0.58)
Net asset value, end of period (x)	$12.05	$11.76	$11.75	$15.00	$14.81
Total return (%) (r)(s)(t)(x)	9.17	6.89	(18.30)	4.84	3.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.32	1.32	1.32	1.32	1.34
Expenses after expense reductions	1.31	1.31	1.30	1.31	1.32
Net investment income (loss)	5.11	5.01	3.70	3.19	3.60
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$9,847	$9,327	$9,831	$12,688	$15,944

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R3	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.73	$11.72	$14.96	$14.75	$14.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.63	$0.61	$0.54	$0.51	$0.56
Net realized and unrealized gain (loss)	0.43	0.19	(3.18)	0.26	(0.00)(g)(w)
Total from investment operations	$1.06	$0.80	$(2.64)	$0.77	$0.56
Less distributions declared to shareholders
From net investment income	$(0.77)	$(0.79)	$(0.60)	$(0.56)	$(0.61)
Net asset value, end of period (x)	$12.02	$11.73	$11.72	$14.96	$14.75
Total return (%) (r)(s)(t)(x)	9.45	7.16	(18.08)	5.25	3.97
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.07	1.07	1.07	1.07	1.08
Expenses after expense reductions	1.06	1.06	1.05	1.06	1.07
Net investment income (loss)	5.37	5.27	3.96	3.42	3.86
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$47,044	$37,811	$32,029	$36,080	$23,775
Class R4	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.73	$11.71	$14.96	$14.76	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.65	$0.64	$0.57	$0.55	$0.60
Net realized and unrealized gain (loss)	0.43	0.20	(3.18)	0.24	(0.03)(g)
Total from investment operations	$1.08	$0.84	$(2.61)	$0.79	$0.57
Less distributions declared to shareholders
From net investment income	$(0.80)	$(0.82)	$(0.64)	$(0.59)	$(0.65)
Net asset value, end of period (x)	$12.01	$11.73	$11.71	$14.96	$14.76
Total return (%) (r)(s)(t)(x)	9.63	7.52	(17.94)	5.45	4.02
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.82	0.82	0.82	0.82	0.83
Expenses after expense reductions	0.81	0.81	0.80	0.81	0.82
Net investment income (loss)	5.61	5.51	4.23	3.68	4.13
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$45,574	$50,981	$36,790	$40,988	$39,791

See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Financial Highlights - continued
Class R6	Year ended
	7/31/24	7/31/23	7/31/22	7/31/21	7/31/20
Net asset value, beginning of period	$11.72	$11.72	$14.96	$14.77	$14.90
Income (loss) from investment operations
Net investment income (loss) (d)	$0.67	$0.65	$0.59	$0.56	$0.60
Net realized and unrealized gain (loss)	0.43	0.18	(3.18)	0.24	(0.07)(g)
Total from investment operations	$1.10	$0.83	$(2.59)	$0.80	$0.53
Less distributions declared to shareholders
From net investment income	$(0.81)	$(0.83)	$(0.65)	$(0.61)	$(0.66)
Net asset value, end of period (x)	$12.01	$11.72	$11.72	$14.96	$14.77
Total return (%) (r)(s)(t)(x)	9.84	7.45	(17.77)	5.49	3.79
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.71	0.71	0.69	0.71	0.73
Expenses after expense reductions	0.70	0.70	0.68	0.69	0.72
Net investment income (loss)	5.71	5.62	4.32	3.75	4.17
Portfolio turnover rate	58	52	52	56	75
Net assets at end of period (000 omitted)	$2,528,722	$2,256,558	$2,322,980	$3,043,561	$1,529,701
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Emerging Markets Debt Fund
Notes to Financial Statements
(1)  Business and Organization
MFS Emerging Markets Debt Fund (the fund) is a diversified series of MFS Series Trust X (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of July 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$629,926	$—	$—	$629,926
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	315,538,404	—	315,538,404
Non - U.S. Sovereign Debt	—	5,070,818,996	—	5,070,818,996
U.S. Corporate Bonds	—	19,967,515	—	19,967,515
Foreign Bonds	—	1,207,813,052	—	1,207,813,052
Mutual Funds	473,442,204	—	—	473,442,204
Total	$474,072,130	$6,614,137,967	$—	$7,088,210,097
Other Financial Instruments
Futures Contracts – Assets	$13,631,541	$—	$—	$13,631,541
Forward Foreign Currency Exchange Contracts – Assets	—	7,810,945	—	7,810,945
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,047,967)	—	(4,047,967)
Swap Agreements – Liabilities	—	(83,648)	—	(83,648)
For further information regarding security characteristics, see the Portfolio of Investments.
Inflation-Adjusted Debt Securities — The fund invests in inflation-adjusted debt securities issued by foreign corporations and/or foreign governments. The principal value of these debt securities is adjusted through income according to changes in an inflation index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at July 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Equity	Purchased Option Contracts	$629,926	$—
Interest Rate	Futures Contracts	13,631,541	—
Foreign Exchange	Forward Foreign Currency Exchange Contracts	7,810,945	(4,047,967)
Credit	Uncleared Swap Agreements	—	(83,648)
Total		$22,072,412	$(4,131,615)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the year ended July 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(41,037,713)	$—	$—	$—
Foreign Exchange	—	—	24,040,061	—
Equity	—	—	—	(1,474,386)
Credit	—	(72,949)	—	—
Total	$(41,037,713)	$(72,949)	$24,040,061	$(1,474,386)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the year ended July 31, 2024 as reported in the Statement of Operations:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$27,547,345	$—	$—	$—
Foreign Exchange	—	—	(625,057)	—
Equity	—	—	—	(3,086,190)
Credit	—	27,570	—	—
Total	$27,547,345	$27,570	$(625,057)	$(3,086,190)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid.  All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily.  The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund.  For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties.  Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At July 31, 2024, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Security Loans — Effective April 11, 2024, the fund entered into a Securities Lending Agency Agreement with Goldman Sachs Agency Lending replacing State Street Bank and Trust Company as the fund’s lending agent. Goldman Sachs Agency Lending loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within five business days. The loans are collateralized by cash and/or U.S. government securities in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities or the cash needed to pay their market value, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. government securities, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At July 31, 2024, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward based on the rate of inflation. Interest is accrued based on the principal amount, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
though the adjusted principal is not received until maturity. Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization of premium and accretion of discount of debt securities, wash sale loss deferrals, derivative transactions, and foreign taxes.
The tax character of distributions declared to shareholders for the last two fiscal years is as follows:
	Year ended 7/31/24	Year ended 7/31/23
Ordinary income (including any short-term capital gains)	$462,825,942	$482,622,246
The federal tax cost and the tax basis components of distributable earnings were as follows:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
As of 7/31/24
Cost of investments	$7,436,376,351
Gross appreciation	230,057,007
Gross depreciation	(560,912,390)
Net unrealized appreciation (depreciation)	$(330,855,383)
Undistributed ordinary income	55,010,559
Capital loss carryforwards	(1,749,390,869)
Other temporary differences	(55,205,297)
Total distributable earnings (loss)	$(2,080,440,990)
As of July 31, 2024, the fund had capital loss carryforwards available to offset future realized gains.  These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses.  Such losses are characterized as follows:
Short-Term	$(403,048,159)
Long-Term	(1,346,342,710)
Total	$(1,749,390,869)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Year ended 7/31/24	Year ended 7/31/23
Class A	$18,470,847	$19,065,531
Class B	63,296	109,443
Class C	795,909	978,144
Class I	275,219,068	297,081,519
Class R1	20,438	18,784
Class R2	593,675	625,152
Class R3	2,953,492	2,462,001
Class R4	2,973,035	2,668,835
Class R6	161,736,182	159,612,837
Total	$462,825,942	$482,622,246
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.70%
In excess of $2.5 billion and up to $7.5 billion	0.65%
In excess of $7.5 billion and up to $12.5 billion	0.60%
In excess of $12.5 billion	0.55%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Board of Trustees, but such agreement will continue at least until November 30, 2025. For the year ended July 31, 2024, this management fee reduction amounted to $866,964, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.66% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $4,038 for the year ended July 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 696,184
Class B	0.75%	0.25%	1.00%	1.00%	10,917
Class C	0.75%	0.25%	1.00%	1.00%	135,861
Class R1	0.75%	0.25%	1.00%	1.00%	3,468
Class R2	0.25%	0.25%	0.50%	0.50%	46,498
Class R3	—	0.25%	0.25%	0.25%	111,175
Total Distribution and Service Fees					$1,004,103
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the year ended July 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. For the year ended July 31, 2024, this rebate amounted to $117 for Class A shares and is included in the reduction of total expenses in the Statement of Operations.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended July 31, 2024, were as follows:
Amount
Class A	$5,335
Class B	568
Class C	2,172
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended July 31, 2024, the fee was $142,988, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the year ended July 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $4,991,319.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets.The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the year ended July 31, 2024 was equivalent to an annual effective rate of 0.0092% of the fund's average daily net assets.

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the year ended July 31, 2024, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$185,321,616	$5,284,693
Non-U.S. Government securities	3,463,144,076	3,487,476,128
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares sold
Class A	8,826,626	$103,914,649	8,399,252	$95,859,574
Class B	22	257	48	559
Class C	108,154	1,268,216	173,084	2,003,454
Class I	94,012,189	1,098,921,081	104,410,375	1,200,106,416
Class R1	14,273	168,248	4,468	51,689
Class R2	132,473	1,555,476	130,559	1,512,189
Class R3	1,281,864	14,698,636	883,327	10,309,650
Class R4	283,413	3,327,663	1,283,882	14,858,711
Class R6	34,235,952	399,943,780	36,661,670	424,956,973
	138,894,966	$1,623,798,006	151,946,665	$1,749,659,215
Shares issued to shareholders in reinvestment of distributions
Class A	1,183,737	$13,855,658	1,275,903	$14,643,641
Class B	5,381	63,005	9,289	107,010
Class C	65,647	770,479	82,303	947,411
Class I	22,707,049	265,147,454	25,120,196	287,468,700
Class R1	1,736	20,437	1,610	18,560
Class R2	50,482	593,561	54,247	625,035
Class R3	251,981	2,952,769	214,258	2,461,789
Class R4	253,798	2,972,998	232,262	2,668,648
Class R6	11,859,590	138,800,053	11,655,022	133,630,336
	36,379,401	$425,176,414	38,645,090	$442,571,130

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
	Year ended 7/31/24		Year ended 7/31/23
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(8,454,550)	$(98,806,021)	(12,527,596)	$(142,827,727)
Class B	(72,225)	(848,123)	(69,107)	(792,986)
Class C	(398,713)	(4,652,423)	(554,383)	(6,388,226)
Class I	(109,806,026)	(1,276,342,114)	(152,177,805)	(1,747,876,945)
Class R1	(11,671)	(137,525)	(4,399)	(51,314)
Class R2	(158,905)	(1,862,590)	(228,175)	(2,622,735)
Class R3	(842,754)	(9,760,396)	(607,771)	(7,016,741)
Class R4	(1,089,646)	(12,434,718)	(311,020)	(3,560,805)
Class R6	(27,968,242)	(324,123,842)	(54,129,104)	(618,992,732)
	(148,802,732)	$(1,728,967,752)	(220,609,360)	$(2,530,130,211)
Net change
Class A	1,555,813	$18,964,286	(2,852,441)	$(32,324,512)
Class B	(66,822)	(784,861)	(59,770)	(685,417)
Class C	(224,912)	(2,613,728)	(298,996)	(3,437,361)
Class I	6,913,212	87,726,421	(22,647,234)	(260,301,829)
Class R1	4,338	51,160	1,679	18,935
Class R2	24,050	286,447	(43,369)	(485,511)
Class R3	691,091	7,891,009	489,814	5,754,698
Class R4	(552,435)	(6,134,057)	1,205,124	13,966,554
Class R6	18,127,300	214,619,991	(5,812,412)	(60,405,423)
	26,471,635	$320,006,668	(30,017,605)	$(337,899,866)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Fund, the MFS Growth Allocation Fund, and the MFS Conservative Allocation Fund were the owners of record of approximately 3%, 3%, and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Lifetime 2025 Fund, the MFS Lifetime 2030 Fund, the MFS Lifetime 2035 Fund, the MFS Lifetime 2040 Fund, the MFS Lifetime 2045 Fund, and the MFS Lifetime Income Fund were each the owners of record of less than 1% of the value of outstanding voting shares of the fund.
Effective June 1, 2019, purchases of the fund’s Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of the fund’s Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the year ended July 31, 2024, the fund’s commitment fee and interest expense were $33,867 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:

MFS Emerging Markets Debt Fund
Notes to Financial Statements  - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$453,008,682	$1,885,196,183	$1,864,779,601	$(64,693)	$81,633	$473,442,204
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$32,651,638	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Additionally, since there is no assurance on collectability of dividends declared by certain Russian issuers, all such dividends, related receivables, and/or currency denominated in Rubles, if applicable, have been valued at $0. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Emerging Markets Debt Fund
Report of Independent Registered Public Accounting Firm
To the Shareholders of MFS Emerging Markets Debt Fund and the Board of Trustees of MFS Series Trust X
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of MFS Emerging Markets Debt Fund (the “Fund”) (one of the funds constituting MFS Series Trust X (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting MFS Series Trust X) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of one or more MFS investment companies since 1993.
Boston, Massachusetts
September 13, 2024

MFS Emerging Markets Debt Fund
Federal Tax Information (unaudited)
The fund will notify shareholders of amounts for use in preparing 2024 income tax forms in January 2025. The following information is provided pursuant to provisions of the Internal Revenue Code.
The fund intends to pass through the maximum amount allowable as Section 163(j) Interest Dividends as defined in Treasury Regulation §1.163(j)-1(b).

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Emerging Markets Debt Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Emerging Markets Debt Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement
MFS Emerging Markets Debt Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS.  The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.  Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each approximately at the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds. The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole.  They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion, $2.5 billion, $7.5 billion, and $12.5 billion. The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.

MFS Emerging Markets Debt Fund
Board Review of Investment Advisory Agreement - continued
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Attached hereto as EX-99.COE.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST X

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   September 13, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  September 13, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  September 13, 2024

*  Print name and title of each signing officer under his or her signature.